Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Finance income expense [abstract]
Interest income	$ 6,985		$ 6,787	$ 1,974
Foreign exchange gain	4,481		13,597	1,185
Other financial revenues	505		188	4,102
Total financial revenues	11,971	[1]	20,572	7,262
Interest expenses	(3)		(39)	0
Interest expenses for leases	(2,603)		(7)	(4)
Foreign exchange loss	(671)		(3,090)	(17,734)
Other financial expenses	(354)		(677)	(556)
Total financial expenses	(3,631)	[1]	(3,813)	(18,294)
Total	$ 8,340	[1]	$ 16,758	$ (11,032)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.